Cover	Feb. 12, 2025
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 12, 2025
Entity File Number	001-41762
Entity Registrant Name	PINEAPPLE EXPRESS CANNABIS COMPANY
Entity Central Index Key	0001710495
Entity Tax Identification Number	33-3266062
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	300 Peachtree Street NE Ste 1775
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30308
City Area Code	(404)
Local Phone Number	734-3277
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	COMMON
Trading Symbol	PNXP
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	12301 Wilshire Blvd Suite 302
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90025